Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 2 months 8 days
Number of units outstanding (in units) | shares	366,274	402,532	407,687
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.77	$ 46.65	$ 44.67
Number of units exercisable (in units) | shares	238,738
Weighted average exercise price of units exercisable (in usd per unit)	$ 45.93
SARs | $29.27 to $38.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 6 months 10 days
Number of units outstanding (in units) | shares	90,318
Weighted average exercise price of units outstanding (in usd per unit)	$ 32.73
Number of units exercisable (in units) | shares	90,318
Weighted average exercise price of units exercisable (in usd per unit)	$ 32.73
SARs | $29.27 to $38.79 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
SARs | $29.27 to $38.79 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 38.79
SARs | $42.34 to $50.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	5 years 6 months 10 days
Number of units outstanding (in units) | shares	161,896
Weighted average exercise price of units outstanding (in usd per unit)	$ 46.32
Number of units exercisable (in units) | shares	34,360
Weighted average exercise price of units exercisable (in usd per unit)	$ 49.41
SARs | $42.34 to $50.49 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	42.34
SARs | $42.34 to $50.49 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.49
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 months 24 days
Number of units outstanding (in units) | shares	114,060
Weighted average exercise price of units outstanding (in usd per unit)	$ 55.33
Number of units exercisable (in units) | shares	114,060
Weighted average exercise price of units exercisable (in usd per unit)	$ 55.33
SARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 11 months 15 days
Number of units outstanding (in units) | shares	1,820,098	2,007,470	2,188,359
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.21	$ 45.10	$ 42.68
Number of units exercisable (in units) | shares	1,375,177
Weighted average exercise price of units exercisable (in usd per unit)	$ 45.06
TSARs | $29.27 to $38.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 7 months 2 days
Number of units outstanding (in units) | shares	606,205
Weighted average exercise price of units outstanding (in usd per unit)	$ 33.30
Number of units exercisable (in units) | shares	606,205
Weighted average exercise price of units exercisable (in usd per unit)	$ 33.30
TSARs | $29.27 to $38.79 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
TSARs | $29.27 to $38.79 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 38.79
TSARs | $42.34 to $50.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	5 years 2 months 4 days
Number of units outstanding (in units) | shares	666,483
Weighted average exercise price of units outstanding (in usd per unit)	$ 46.77
Number of units exercisable (in units) | shares	221,562
Weighted average exercise price of units exercisable (in usd per unit)	$ 48.97
TSARs | $42.34 to $50.49 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	42.34
TSARs | $42.34 to $50.49 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.49
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	7 months 28 days
Number of units outstanding (in units) | shares	547,410
Weighted average exercise price of units outstanding (in usd per unit)	$ 56.50
Number of units exercisable (in units) | shares	547,410
Weighted average exercise price of units exercisable (in usd per unit)	$ 56.50
TSARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59